Cover Page Document	Oct. 13, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2020
Entity Registrant Name	California Resources Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36478
Entity Tax Identification Number	46-5670947
Entity Address, Address Line One	27200 Tourney Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Santa Clarita
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	888
Local Phone Number	848-4754
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CRCQQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001609253
Amendment Flag	false